SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2023
Significant Accounting Policies [Abstract]
Summary of Significant Accounting Policies [Text Block]

3. Summary of Significant Accounting Policies

The accounting policies set out below have been applied consistently by all group entities and to all periods presented in these consolidated financial statements, unless otherwise indicated.

a) Basis of Consolidation

i. Subsidiaries

Subsidiaries consist of entities over which the Company is exposed to, or has rights to, variable returns as well as ability to offset these returns through the power to direct the relevant activities of the entity. This control is generally evidenced through owning more than 50% of the voting rights or currently exercisable potential voting rights of a company's share capital. The financial statements of subsidiaries are included in the consolidated financial statements of the Company from the date that control commences until the date that control ceases. Consolidation accounting is applied for all of the Company's wholly-owned subsidiaries (see note 4).

ii. Transactions eliminated on consolidation

Inter-company balances, transactions, and any unrealized income and expenses, are eliminated in preparing the consolidated financial statements.

Unrealized gains arising from transactions with associates are eliminated against the investment to the extent of the Company's interest in the investee. Unrealized losses are eliminated in the same way as unrealized gains, but only to the extent that there is no evidence of impairment.

b) Use of Estimates and Judgments

The preparation of these consolidated financial statements in conformity with IFRS requires management to make judgments, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Estimates and underlying assumptions are reviewed on an ongoing basis. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in any future periods affected. Information about critical judgments in applying accounting policies and estimates that have the most significant effect on the amounts recognized in these consolidated financial statements is included in the following notes:

Estimates:

i. Impairment

Assets, including property, plant and equipment, and exploration and evaluation assets, are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts exceed their recoverable amounts. If an impairment assessment is required, the assessment of fair value often requires estimates and assumptions such as discount rates, exchange rates, commodity prices, rehabilitation and restoration costs, future capital requirements and future operating performance. Changes in such estimates could impact recoverable values of these assets. Estimates are reviewed regularly by management.

ii. Share-based payment transactions

The Company measures the cost of equity-settled transactions with employees by reference to the fair value of the equity instruments at the date at which they are granted. Estimating fair value for share-based payment transactions requires determining the most appropriate valuation model, which is dependent on the terms and conditions of the grant. This estimate also requires determining the most appropriate inputs to the valuation model including the expected life of the stock option, volatility and dividend yield and making assumptions about them. The assumptions and models used for estimating fair value for share-based payment transactions are disclosed in Note 14.

For warrant-based derivative financial instruments, the Company uses the Black-Scholes option pricing model to estimate fair value of the derivative instruments. The assumptions and models used for estimating fair value of warrant-based derivative financial instruments are disclosed in Note 13.

Judgments:

i. Provisions and contingencies

The amount recognized as provision, including legal, contractual, constructive and other exposures or obligations, is the best estimate of the consideration required to settle the related liability, including any related interest charges, taking into account the risks and uncertainties surrounding the obligation. In addition, contingencies will only be resolved when one or more future events occur or fail to occur. Therefore assessment of contingencies inherently involves the exercise of significant judgment and estimates of the outcome of future events. The Company assesses its liabilities and contingencies based upon the best information available, relevant tax laws and other appropriate requirements. As at December 31, 2023 and 2022, the Company does not have any material asset retirement obligations related to its exploration and evaluation assets.

ii. Title to mineral property interests

Although the Company has taken steps to verify title to mineral properties in which it has an interest, these procedures do not guarantee the Company's title. Such properties may be subject to prior agreements or transfers and title may be affected by undetected defects, government renegotiation, other legal claims, and non-compliance with regulatory, social and environmental requirements.

iii. Exploration and evaluation expenditure

The application of the Company's accounting policy for exploration and evaluation expenditure requires significant judgment in determining whether it is likely that future economic benefits will flow to the Company, which may be based on assumptions about future events or circumstances. Estimates and assumptions made may change if new information becomes available. There are key circumstances that would indicate a test for impairment is required, which include: the expiry of the right to explore, substantive expenditure on further exploration is not planned, exploration for and evaluation of the mineral resources in the area have not led to discovery of commercially viable quantities, and/or sufficient data exists to show that the carrying amount of the asset is unlikely to be recovered in full from successful development or by sale. If information becomes available suggesting impairment, the amount capitalized is written off in the consolidated statement of loss and comprehensive loss during the year the new information becomes available.

Significant judgements have been made with regards to the potential for indicators of impairment. This includes judgements related to the ability to carry out the desired exploration activities as a result of various permits currently being under force majeure due to the poor security situation at the North Kivu property and the need to allocate resources amongst different projects based on the availability of capital and funding.

iv. Functional and presentation currency

Judgment is required to determine the functional currency of the Company and its subsidiaries. These judgments are continuously evaluated and are based on management's experience and knowledge of the relevant facts and circumstances.

c) Foreign Currency Translation

i. Functional and presentation currency

These consolidated financial statements are presented in United States dollars ("$"), which is the Company's functional and presentation currency. The United States dollar was determined to be the functional currency of the Company's Congo subsidiaries. References to Cdn$ represent Canadian dollars.

ii. Foreign currency transactions

The functional currency for each of the Company's subsidiaries and any associates is the currency of the primary economic environment in which the entity operates. Transactions entered into by the Company's subsidiaries and any associates in a currency other than the currency of the primary economic environment in which they operate (their "functional currency") are recorded at the rates ruling when the transactions occur except depreciation and amortization which are translated at the rates of exchange applicable to the related assets, with any gains or losses recognized in the consolidated statements of loss and comprehensive loss. Foreign currency monetary assets and liabilities are translated at current rates of exchange with the resulting gain or losses recognized in the statements of loss and comprehensive loss. Non-monetary assets and liabilities are translated using the historical exchange rates. Non-monetary assets and liabilities measured at fair value in a foreign currency are translated using the exchange rates at the date when the fair value is determined.

d) Cash and Cash Equivalents

Cash and cash equivalents includes cash on hand, deposits held on call with financial institutions, and other short- term, highly liquid investments with original maturities of three months or less that are readily convertible to known amounts.

e) Financial assets and liabilities

Financial assets

Initial recognition and measurement

Non-derivative financial assets within the scope of IFRS 9 are classified and measured as "financial assets at fair value", as either FVPL or FVOCI, and "financial assets at amortized cost", as appropriate. The Company determines the classification of financial assets at the time of initial recognition based on the Company's business model and the contractual terms of the cash flows.

All financial assets are recognized initially at fair value plus, in the case of financial assets not at FVPL, directly attributable transaction costs on the trade date at which the Company becomes a party to the contractual provisions of the instrument.

Financial assets with embedded derivatives are considered in their entirety when determining their classification at FVPL or at amortized cost. The Company has classified advance receivable held for collection of contractual cash flows as financial assets measured at amortized cost.

Subsequent measurement - financial assets at amortized cost

After initial recognition, financial assets measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the Effective Interest Rate ("EIR") method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Subsequent measurement - financial assets at FVPL

Financial assets measured at FVPL include financial assets management intends to sell in the short term and any derivative financial instrument that is not designated as a hedging instrument in a hedge relationship. Financial assets measured at FVPL are carried at fair value in the consolidated statements of financial position with changes in fair value recognized in other income or expense in the consolidated statements of loss and comprehensive loss.

Subsequent measurement - financial assets at FVOCI

Financial assets measured at FVOCI are non-derivative financial assets that are not held for trading and the Company has made an irrevocable election at the time of initial recognition to measure the assets at FVOCI. The Company does not measure any financial assets at FVOCI.

After initial measurement, investments measured at FVOCI are subsequently measured at fair value with unrealized gains or losses recognized in other comprehensive income or loss in the consolidated statements of loss and comprehensive loss. When the investment is sold, the cumulative gain or loss remains in accumulated other comprehensive income or loss and is not reclassified to profit or loss.

Dividends from such investments are recognized in other income in the consolidated statements of loss and comprehensive loss when the right to receive payments is established.

Derecognition

A financial asset is derecognized when the contractual rights to the cash flows from the asset expire, or the Company no longer retains substantially all the risks and rewards of ownership.

Impairment of financial assets

The Company's only financial assets subject to impairment are advances receivable and prepaid expenses, which are measured at amortized cost. The Company has elected to apply the simplified approach to impairment as permitted by IFRS 9, which requires the expected lifetime loss to be recognized at the time of initial recognition of the receivable. To measure estimated credit losses, advances receivable have been grouped based on shared credit risk characteristics, including the number of days past due. An impairment loss is reversed in subsequent periods if the amount of the expected loss decreases and the decrease can be objectively related to an event occurring after the initial impairment was recognized.

Financial liabilities

Initial recognition and measurement

Financial liabilities are measured at amortized cost, unless they are required to be measured at FVPL as is the case for held for trading or derivative instruments, or the Company has opted to measure the financial liability at FVPL. The Company's financial liabilities include accounts payable, accrued liabilities, due to related parties, employee retention allowance, lease obligations, and loans, which are each measured at amortized cost. All financial liabilities are recognized initially at fair value and in the case of long-term debt, net of directly attributable transaction costs.

Subsequent measurement - financial liabilities at amortized cost

After initial recognition, financial liabilities measured at amortized cost are subsequently measured at the end of each reporting period at amortized cost using the EIR method. Amortized cost is calculated by taking into account any discount or premium on acquisition and any fees or costs that are an integral part of the EIR.

Derecognition

A financial liability is derecognized when the obligation under the liability is discharged, cancelled or expires with any associated gain or loss recognized in other income or expense in the consolidated statements of loss and comprehensive loss.

f) Loss Per Share

Basic loss per share is computed by dividing the net loss applicable by the weighted average number of common shares outstanding during the reporting period. Diluted loss per share is computed by dividing the net loss by the sum of the weighted average number of common shares issued and outstanding during the reporting period and all additional common shares for the assumed exercise of options and warrants outstanding for the reporting period, if dilutive. When the Company is incurring losses, basic and diluted loss per share are the same since including the exercise of outstanding options and share purchase warrants in the diluted loss per share calculation would be anti-dilutive.

g) Property, Plant and Equipment ("PPE")

i. Recognition and measurement

Items of PPE are measured at cost less accumulated depreciation and accumulated impairment losses. Cost includes expenditures that are directly attributable to the acquisition of the asset. The cost of self-constructed assets includes the cost of materials, directed labor and any other cost directly attributable to bring the asset to the location and condition necessary to be capable of operating in the manner intended by the Company.

ii. Subsequent costs

The cost of replacing part of an item of PPE is recognized in the carrying amount of the item if it is probable that the future economic benefits embodied within the part will flow to the Company and its cost can be measured reliably. The carrying amount of the replaced part is derecognized and included in net loss. If the carrying amount of the replaced component is not known, it is estimated based on the cost of the new component less estimated depreciation. The costs of the day-to-day servicing of property, plant and equipment are recognized in the consolidated statement of loss.

iii. Depreciation

Depreciation is based on the cost of an asset less its residual value. Significant components of individual assets are assessed to determine whether a component has an estimated useful life that is different from that of the remainder of that asset, in which case that component is depreciated separately. Depreciation is recognized in profit or loss over the estimated useful lives of each item or component of an item of PPE as follows:

•	Furniture and fixtures	straight line over 4 Years
•	Office and communications equipment	straight line over 4 Years
•	Vehicles	straight line over 4 Years
•	Field camps and equipment	straight line over 4 Years
•	Right-of-use asset	straight line over the shorter of the estimated useful life of the asset or the lease term
•	Leasehold improvements	straight line over the lease term
•	Buildings	straight line over 25 Years

Depreciation methods, useful lives and residual values are reviewed annually and adjusted, if appropriate. Depreciation commences when an asset is available for use. Changes in estimates are accounted for prospectively.

h) Exploration and Evaluation Assets

All direct costs related to exploration and evaluation of mineral properties, net of incidental revenues and recoveries, are capitalized under exploration and evaluation assets. Exploration and evaluation expenditures include such costs as acquisition of rights to explore; sampling, trenching and surveying costs; costs related to topography, geology, geochemistry and geophysical studies; drilling costs and costs in relation to technical feasibility and commercial viability of extracting a mineral resource; and all on site general and administrative costs.

i) Intangible Assets

Intangible assets acquired by way of an asset acquisition or business combination are recognized if the asset is separable or arises from contractual or legal rights and the fair value can be measured reliably on initial recognition.

On acquisition of a mineral property in the exploration stage, the Company estimates the fair value attributable to the exploration licenses acquired. The fair value of the exploration license is recorded as an intangible asset as at the date of acquisition. When an exploration stage property moves into development, the acquired exploration potential attributable to that property is transferred to mining interests within PP&E. Intangible assets are subject to impairment testing annually or more frequently should events or changes in circumstances indicate that they might be impaired.

j) Impairment of Non-Financial Assets

The Company's PPE, exploration and evaluation assets, and intangible assets are assessed for indication of impairment at each consolidated statement of financial position date. Exploration and evaluation assets are assessed for impairment when facts and circumstances suggest that the carrying amount of an exploration and evaluation asset may exceed its recoverable amount. When facts and circumstances suggest that the carrying amount exceeds the recoverable amount, an entity shall measure, present and disclose any resulting impairment in accordance with IAS 36 Impairment of Assets. Internal factors, such as budgets and forecasts, as well as external factors, such as expected future prices, costs and other market factors are also monitored to determine if indications of impairment exist. If any indication of impairment exists, an estimate of the asset's recoverable amount is calculated. The recoverable amount is determined as the higher of the fair value less costs to sell for the asset and the asset's value in use. This is determined for an individual asset, unless the asset does not generate cash inflows that are largely independent of those from other assets or the Company's assets. If this is the case, the individual assets are grouped together into cash generating units ("CGU") for impairment purposes. Such CGUs represent the lowest level for which there are separately identifiable cash inflows that are largely independent of the cash flows from other assets.

If the carrying amount of the asset exceeds its recoverable amount, the asset is impaired and an impairment loss is charged to the statements of loss and comprehensive loss so as to reduce the carrying amount to its recoverable amount (i.e., the higher of fair value less cost to sell and value in use). Fair value less cost to sell is the amount obtainable from the sale of an asset or CGU in an arm's length transaction between knowledgeable, willing parties, less the costs of disposal. Value in use is determined as the present value of the future cash flows expected to be derived from an asset or CGU. Estimated future cash flows are calculated using estimated future prices, any mineral reserves and resources and operating and capital costs. All assumptions used are those that an independent market participant would consider appropriate. The estimated future cash flows are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the asset for which estimates of future cash flows have not been adjusted. During the year ended December 31, 2023, the Company recognized an impairment of exploration and evaluation assets for $18,937,830 (December 31, 2022 - $nil and 2021 - $452,251) to adjust the carrying value of the assets to their fair value, using a level 3 value in use methodology.

k) Income Taxes

Income tax expense consists of current and deferred tax expense. Income tax expense is recognized in the statement of loss and comprehensive loss, except to the extent that it relates to items recognized in other comprehensive income or directly in equity. In this case, the tax is also recognized in other comprehensive income or directly in equity.

Current income tax assets and liabilities for the current and prior periods are measured at the amount expected to be recovered from or paid to the taxation authorities. The tax rates and tax laws used to compute current income tax assets and liabilities are measured at future anticipated tax rates, which have been enacted or substantively enacted at the reporting date. Current tax assets and current tax liabilities are only offset if a legally enforceable right exists to set off the amounts, and the Company intends to settle on a net basis, or to realize the asset and settle the liability simultaneously.

Deferred taxation is provided on all qualifying temporary differences at the reporting date between the tax basis of assets and liabilities and their carrying amounts for financial reporting purposes. Deferred tax assets are only recognized to the extent that it is probable that the deductible temporary differences will reverse in the foreseeable future and future taxable profit will be available against which the temporary difference can be utilized.

Deferred tax liabilities and assets are not recognized for temporary differences between the carrying amount and tax bases of investments in controlled entities where the parent entity is able to control the timing of the reversal of the temporary differences and it is probable that the differences will not reverse in the foreseeable future. Deferred tax assets and liabilities are offset when there is a legally enforceable right to offset current tax assets and liabilities and when the deferred tax balances relate to the same taxation authority.

l) Share-Based Payments

Equity-settled share-based payments for directors, officers and employees are measured at fair value at the date of grant and recorded as compensation expense in the consolidated financial statements. The fair value determined at the grant date of the equity-settled share-based payments is expensed over the vesting period based on the Company's estimate of options that will eventually vest. The number of forfeitures likely to occur is estimated on grant date and is revised as deemed necessary.

Compensation expense on stock options granted to consultants is measured at the earlier of the completion of performance and the date the options are vested using the fair value method and is recorded as an expense in the same period as if the Company had paid cash for the goods or services received.

When the value of goods or services received in exchange for the share-based payment cannot be reliably estimated, the fair value is measured by use of a Black-Scholes valuation model. The expected life used in the model is adjusted, based on management's best estimate, for the effects of non-transferability, exercise restrictions, and behavioral considerations.

Any consideration paid by directors, officers, employees and consultants on exercise of equity-settled share-based payments is credited to share capital. Shares are issued from treasury upon the exercise of equity-settled share-based instruments.

m) Provisions and Contingencies

Provisions are recognized when a legal or constructive obligation exists, as a result of past events, and it is probable that an outflow of resources that can be reliably estimated will be required to settle the obligation. Where the effect is material, the provision is discounted using an appropriate current market-based pre-tax discount rate. The increase in the provision due to passage of time is recognized as interest expense.

When a contingency substantiated by confirming events, can be reliably measured and is likely to result in an economic outflow, a liability is recognized as the best estimate required to settle the obligation. A contingent liability is disclosed where the existence of an obligation will only be confirmed by future events, or where the amount of a present obligation cannot be measured reliably or will likely not result in an economic outflow. Contingent assets are only disclosed when the inflow of economic benefits is probable. When the economic benefit becomes virtually certain, the asset is no longer contingent and is recognized in the consolidated financial statements.

n) Related Party Transactions

Parties are considered to be related if one party has the ability, directly or indirectly, to control the other party or exercise significant influence over the other party in making financial and operating decisions. Parties are also considered to be related if they are subject to common control or common significant influence. Related parties may be individuals or corporate entities. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. Related party transactions are in the normal course of business and have commercial substance.

o) Decommissioning obligations

The Company recognizes an estimate of the liabilities associated with decommissioning obligations when it has a present legal or constructive obligation as a result of past events, it is probable that an outflow of resources will be required to settle the obligation, and a reliable estimate of the obligation can be made. The estimated fair value of the decommissioning obligations is recorded as a long-term liability, with a corresponding increase in the carrying amount of the related asset. The capitalized amount is amortized over the estimated life of the asset. The liability amount is increased each reporting period due to the passage of time and the amount of accretion is charged to any earnings in the period. The decommissioning obligations are charged against the decommissioning obligations to the extent of the liability recorded. The Company has no material decommissioning obligations as at December 31, 2023 and 2022.

p) Business Combination

On the acquisition of a business, the Company uses the acquisition method of accounting, whereby the purchase consideration is allocated to the identifiable assets and liabilities on the basis of fair value at the date of acquisition. Incremental costs related to acquisitions are expensed as incurred. When the cost of the acquisition exceeds the fair value of the identifiable net assets acquired, the difference is recorded as goodwill. If the fair value attributable to the Company's share of the identifiable net assets exceeds the cost of acquisition, the difference is recognized as a gain in the consolidated statement of loss and comprehensive loss.

q) Derivative Financial Instruments

The Company reviews the terms of its equity instruments and other financing arrangements to determine whether or not there are embedded derivative instruments that are required to be accounted for separately as a derivative financial instrument. The derivative financial instrument is presumed to be classified as a derivative financial liability unless it meets all the criteria to recognize as equity instrument under IAS 32, Financial Instruments: Presentation. One of the criteria is that the conversion option exchanges a fixed amount of shares for a fixed amount of cash ("fixed for fixed"). For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported as charges or credits to profit or loss. The Company uses the Black-Scholes option pricing model to estimate fair value of the derivative instruments. The classification of derivative instruments, including whether or not such instruments should be recorded as liabilities or as equity, is reassessed at the end of each reporting period. If reclassification is required, the fair value of the derivative instrument, as of the determination date, is reclassified. Any previous charges or credits to income for changes in the fair value of the derivative instrument are not reversed.

r) Employee retention allowance

The Company previously had an incentive employee retention policy under which an amount equal to one month salary per year of service was accrued to each qualified employee up to a maximum of 10 months (or 10 years of service with the Company and/or a related company). To qualify for this retention allowance, an employee was required to complete two years of service with the Company and/or a related company. The full amount of retention allowance accumulated by a particular employee is paid out when the employee is no longer employed with the Company, unless other arrangements are made or unless there is a termination due to misconduct, in which case the retention allowance is forfeited. While the retention allowance policy was discontinued by the Company effective December 31, 2017, the retention allowance amounts accrued up to December 31, 2017 remain recorded as a liability in the Company's consolidated statement of financial position. There is uncertainty about the timing and amount of these potential retention allowance payments.

s) Right-of-use assets and lease obligation

Right-of-use assets are measured at cost, less any accumulated depreciation and impairment losses, and adjusted for any remeasurement of lease liabilities. The cost of right-of-use assets includes the initial amount of lease liabilities recognized, initial direct costs incurred, and lease payments made at or before the commencement date less any lease incentives received.

Unless the Company is reasonably certain to obtain ownership of the leased asset at the end of the lease term, the right-of-use assets are depreciated on a straight-line basis over the shorter of the estimated useful life and the lease term. Right-of-use assets are subject to impairment.

At the commencement date of the lease, the Company recognizes a lease liability measured at the present value of lease payments to be made over the lease term, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company's incremental borrowing rate. The definition of the lessee's incremental borrowing rate states that the rate should represent what the lessee would have to pay to borrow over a similar security, the funds necessary to obtain an asset of similar value to the right-of-use in a similar economic environment. Significant judgement is required to estimate an incremental borrowing rate in the context of a right-to-use asset.

After the commencement date, the amount of the lease liability is increased to reflect the accretion of interest and reduced for the lease payments made. In addition, the carrying amount of the lease liability is remeasured if there is a modification, a change in the lease term, a change in the fixed lease payments or a change in the assessment to purchase the underlying asset.

The Company presents right-of-use assets in the property, plant and equipment line item on the consolidated statements of financial position and the lease liability in the lease obligation line item on the consolidated statements of financial position.

Short-term leases and leases of low value assets

The Company does not recognize right-of-use assets and lease liabilities for leases that have a lease term of 12 months or less and do not contain a purchase option or for leases related to low value assets. Lease payments on short-term leases and leases of low value assets are recognized as an expense in the consolidated statements of loss and comprehensive loss.

Sub-leases

The Company recognizes payments received from the sub-lease arrangements as lease income while retaining the right-of-use assets and the lease liability in its consolidated statements of financial position.

t) Government Grants

Government loan programs often include conditions that borrowers must meet throughout the term of the loan. Borrowers should recognize a government grant when there is reasonable assurance that they will meet the conditions attached to it and will receive the funds.

A borrower may receive a loan from the government that, if certain conditions are met, all or a portion of the loan will be forgiven. If there is reasonable assurance that the borrower will meet the terms for the forgiveness of the loan, the loan is treated as a government grant in accordance with IAS 20. Otherwise, the loan should be accounted for in accordance with IFRS 9.

In other programs, a borrower may receive a below-market interest rate loan from the government. A below-market interest loan is initially recognized at its fair value plus or minus any transaction costs in accordance with IFRS 9. The interest rate differential, measured as the difference between the initial carrying value of the loan and the proceeds received, is treated as a government grant and accounted for in accordance with IAS 20.

u) New Accounting Standards Not Yet Adopted

IAS 1 - Presentation of Financial Statements

On January 23, 2020, the IASB issued an amendment to IAS 1 Presentation of Financial Statements providing a more general approach to the classification of liabilities. The amendment clarifies that the classification of liabilities as current or noncurrent depends on the rights existing at the end of the reporting period as opposed to the expectations of exercising the right for settlement of the liability. The amendments further clarify that settlement refers to the transfer of cash, equity instruments, other assets, or services to the counterparty. The amendments are effective for annual periods beginning on or after January 1, 2024 and are to be applied retrospectively, with early adoption permitted. The Company is assessing the financial impact of the amendment on its consolidated financial statements.